Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
The Bank of New York Mellon Corporation shareholders’ equity	$ 41,251	$ 38,811
Dividends on common stock, cash paid (dollars per share)	$ 0.86	$ 0.72	$ 0.68
Common stock
The Bank of New York Mellon Corporation shareholders’ equity	$ 37,709	$ 35,269	$ 35,485